Reserves - Schedule of Share-Based Payment Reserve (Details) - Share Options [Member] - USD ($)		6 Months Ended
		Dec. 31, 2025	Jun. 30, 2025
Schedule of Share-Based Payment Reserve [Line Items]
Balance at beginning of period		$ 4,743,075	$ 790,690
Issue of RSUs to Directors and management (note 15)		18,336,359	27,044,194
Issue of RSU’s to suppliers (note 15)			80,700
Issue of shares to Directors and management in lieu of fees			1,079,318
Transaction costs for PIPE warrants (Financial liability)			25,703
Exercise of warrants (Cashless)		(31,678)
Issue of warrants PIPE (brokers)	[1]	3,661,200	160,574
Issue of shares upon vesting of RSU’s		(4,556,800)	(24,438,104)
Balance at end of period		$ 22,152,156	$ 4,743,075

[1]	On October 6, 2025, a total of 600,000 warrants were issued to brokers of the PIPE. The unlisted warrants have an exercise price of $7.00 each on or before 6 October 2031. The warrants are classified as an equity settled share-based payment expense under IFRS 2 (note 4).